Goodwill and Other Intangible Assets - Summary of Goodwill Amounts Allocated to Reporting Units (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill beginning balance	$ 2,821,271	$ 2,831,300
Acquisitions	246,910	384,029
Goodwill impairment charge		(383,612)	(1,006,357)
Other	16,264	(10,446)
Goodwill ending balance	3,048,405	2,821,271	2,831,300
Fair value of non-controlling interest	(36,040)	(2,500)
Professional Diagnostics [Member]
Goodwill [Line Items]
Goodwill beginning balance	2,669,601	2,326,114
Acquisitions	222,306	352,986
Goodwill impairment charge
Other	10,370	(9,499)
Goodwill ending balance	2,866,237	2,669,601	2,326,114
Fair value of non-controlling interest	(36,040)
Health Information Solutions [Member]
Goodwill [Line Items]
Goodwill beginning balance	99,759	452,962
Acquisitions	24,604	31,043
Goodwill impairment charge		(383,612)
Other	680	(634)
Goodwill ending balance	125,043	99,759
Fair value of non-controlling interest
Consumer Diagnostics [Member]
Goodwill [Line Items]
Goodwill beginning balance	51,911	52,224
Acquisitions
Goodwill impairment charge
Other	5,214	(313)
Goodwill ending balance	57,125	51,911	52,224
Fair value of non-controlling interest